UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares—Series M

Date of reporting period: June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Semi-Annual Report
June 30, 2023

The views expressed and any forward-looking statements are as of June 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Managed Account  | 1

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

2 | Allspring Managed Account

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of June 30, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Allspring Managed Account CoreBuilder® Shares - Series M (WFCMX)	4-14-2008	3.73	2.23	3.54	0.03	0.00
Bloomberg Municipal Bond Index[3]	–	3.19	1.84	2.68	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

4 | Allspring Managed Account

Performance highlights (unaudited)
Credit quality as of June 30, 2023[1]

1%
AAA/Aaa
21%
AA/Aa
43%
A/A
18%
BBB/Baa
6%
BB/Ba
11%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of June 30, 2023[1]

2%
0-1 year
6%
1-3 year(s)
6%
3-5 years
17%
5-10 years
39%
10-20 years
29%
20-30 years
1%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Account | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 1-1-2023	Ending account value 6-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,030.80	$0.00 *	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.00 *	0.00%*

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

*
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

6 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.67%
Alabama: 2.43%
Health revenue: 0.58%
Health Care Authority for Baptist Health Series A	5.00%	11-15-2033	$3,885,000	$4,302,941
Housing revenue: 0.22%
Huntsville Public Building Authority City of Huntsville AL	5.00	2-1-2052	1,500,000	1,593,782
Industrial development revenue: 0.13%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	952,725
Utilities revenue: 1.24%
Southeast Alabama Gas Supply District Series B (1 Month LIBOR +0.85%)±	4.31	6-1-2049	2,925,000	2,925,054
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	972,037
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,227,977
				9,125,068
Water & sewer revenue: 0.26%
County of Jefferson Sewer Revenue Series A (AGM Insured)	5.50	10-1-2053	760,000	776,961
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2026	1,350,000	1,143,251
				1,920,212
				17,894,728
Alaska: 0.25%
Health revenue: 0.25%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,873,597
Arizona: 2.67%
Education revenue: 1.76%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	585,472
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	889,449
Florence Town, Inc. IDA Legacy Traditional School Obligated Group144A	5.00	7-1-2023	145,000	145,000
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	991,232
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,120,000	1,131,591
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	230,000	228,370
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,488,428
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,003,862
IDA of the County of Pima Partnership with Parents, Inc.	7.00	5-1-2034	1,000,000	1,013,479
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	680,000	655,971
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	955,582
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	2,898,101
				12,986,537
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 7

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.12%
Tempe IDA Tempe Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$452,286
Tempe IDA Tempe Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	423,626
				875,912
Industrial development revenue: 0.05%
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	500,000	393,724
Tax revenue: 0.17%
City of San Luis Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,214,838
Utilities revenue: 0.57%
Salt River Project Agricultural Improvement & Power District Series A	5.00	12-1-2045	2,000,000	2,058,260
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,180,584
				4,238,844
				19,709,855
California: 4.62%
Airport revenue: 1.91%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,070,136
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,860,787
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,043,761
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	10,000,000	10,136,052
				14,110,736
Education revenue: 0.14%
California Municipal Finance Authority Albert Einstein Academy Charter School/Charter Middle School Series A	7.13	8-1-2043	1,000,000	1,002,735
GO revenue: 0.47%
Compton Community College District Series C CAB¤	0.00	8-1-2029	500,000	404,197
Hawthorne School District Series C (NPFGC Insured)¤	0.00	11-1-2025	100,000	91,963
Los Angeles Unified School District Series RYQ	4.00	7-1-2044	3,000,000	2,970,038
				3,466,198
Health revenue: 0.30%
California HFFA Stanford Health Care Obligated Group Series A	4.00	8-15-2050	1,000,000	981,433
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,243,293
				2,224,726
Housing revenue: 0.12%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	500,000	411,658
California Housing Finance Agency Series 2	4.00	3-20-2033	471,883	463,387
				875,045
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.68%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.65%	1-1-2050	$5,000,000	$4,978,848
Transportation revenue: 0.29%
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,250,000	2,130,498
Utilities revenue: 0.71%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1øø	5.00	7-1-2053	5,000,000	5,253,304
				34,042,090
Colorado: 4.07%
Airport revenue: 0.19%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,376,077
Education revenue: 0.37%
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	1,310,000	1,357,171
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	385,000	385,675
Colorado ECFA Rocky Mountain Classical Academy Series A	8.13	9-1-2048	1,000,000	1,007,058
				2,749,904
GO revenue: 1.35%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	711,008
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	756,531
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	749,000	647,508
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	839,611
Southlands Metropolitan District No. 1 Series A2	5.00	12-1-2047	650,000	610,012
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,322,566
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	5,058,289
				9,945,525
Health revenue: 0.83%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,961,578
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,070,357
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,097,021
				6,128,956
Industrial development revenue: 0.35%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,560,728
Miscellaneous revenue: 0.49%
State of Colorado Series A COP	4.00	12-15-2038	2,000,000	2,038,665
Westminster Public Schools (AGM Insured)	5.00	12-1-2048	1,500,000	1,591,890
				3,630,555
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 9

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.49%
Public Authority for Colorado Energy	6.50%	11-15-2038	$3,000,000	$3,620,414
				30,012,159
Connecticut: 1.29%
Education revenue: 0.58%
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2035	850,000	936,408
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2036	880,000	962,214
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,384,518
				4,283,140
GO revenue: 0.33%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,102,954
Town of Hamden (BAM Insured)	5.00	8-15-2025	275,000	279,496
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	486,814
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	543,022
				2,412,286
Health revenue: 0.38%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	773,483
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,006,939
				2,780,422
				9,475,848
Delaware: 0.21%
Education revenue: 0.21%
Delaware State EDA Odyssey Charter School Series A144A	7.00	9-1-2045	1,500,000	1,538,332
District of Columbia: 0.21%
Airport revenue: 0.21%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,575,390
Florida: 7.24%
Airport revenue: 3.78%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,579,824
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,439,903
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,082,815
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,150,691
County of Miami-Dade Seaport Department Series B AMT	6.00	10-1-2033	1,000,000	1,005,974
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,784,802
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,824,031
				27,868,040
Education revenue: 0.44%
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	500,000	473,929
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50%	6-1-2033	$1,300,000	$1,260,514
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,502,203
				3,236,646
Health revenue: 1.29%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,477,553
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,348,156
City of Tampa H. Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	245,377
City of Tampa H. Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	488,854
City of Tampa H. Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	270,504
City of Tampa H. Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	269,445
City of Tampa H. Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	506,111
City of Tampa H. Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	502,310
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	223,301
Lee County IDA	5.00	11-15-2049	2,000,000	1,885,404
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	963,085
Sarasota County Public Hospital District Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,304,595
				9,484,695
Housing revenue: 0.32%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,376,513
Miscellaneous revenue: 0.26%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	954,153
Julington Creek Plantation Community Development District (AGM Insured)	4.63	5-1-2054	1,000,000	997,501
				1,951,654
Transportation revenue: 0.69%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	507,480
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	558,247
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	4,058,729
				5,124,456
Utilities revenue: 0.08%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	566,302
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 11

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.38%
County of Orange Water Utility System Revenue	5.00%	10-1-2040	$1,090,000	$1,209,342
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,604,902
				2,814,244
				53,422,550
Georgia: 3.36%
Health revenue: 0.14%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,027,094
Industrial development revenue: 0.12%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,586
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	840,106
				891,692
Miscellaneous revenue: 0.25%
Brookhaven Urban Redevelopment Agency City of Brookhaven Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,804,867
Utilities revenue: 2.85%
Development Authority of Burke County Georgia Power Co.øø	2.93	11-1-2048	5,000,000	4,943,651
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,176,800
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,477,299
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	3,500,000	3,382,905
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,022,761
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	848,351
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2064	4,000,000	4,200,371
				21,052,138
				24,775,791
Guam: 0.17%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT%%	5.25	10-1-2036	370,000	369,654
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	883,859
				1,253,513
Hawaii: 0.28%
Airport revenue: 0.28%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,056,180
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.17%
Education revenue: 0.17%
Idaho Housing & Finance Association Idaho Arts Charter School, Inc. Series A144A	5.00%	12-1-2036	$900,000	$914,006
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	365,000	365,158
				1,279,164
Illinois: 17.65%
Airport revenue: 1.36%
Chicago Midway International Airport Series A AMT	5.50	1-1-2031	4,500,000	4,503,248
Chicago O’Hare International Airport AMT	5.00	1-1-2032	1,440,000	1,462,678
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,057,240
Chicago O’Hare International Airport Passenger Facility Charge Revenue	5.75	1-1-2043	1,500,000	1,505,805
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	508,907
				10,037,878
Education revenue: 0.39%
Illinois Finance Authority Illinois Wesleyan University	5.00	9-1-2036	2,345,000	2,405,465
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	452,591
				2,858,056
GO revenue: 8.27%
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,414,867
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,181,217
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,973,022
Chicago Board of Education Series D	5.00	12-1-2046	3,500,000	3,424,239
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,013,349
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,637,761
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,032,218
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,032,458
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,264,572
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,029,042
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,723,472
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,809,156
City of Chicago (NPFGC Insured)¤	0.00	1-1-2027	6,000,000	5,367,879
City of Chicago (NPFGC Insured)¤	0.00	1-1-2031	800,000	588,845
City of Chicago Series A	5.00	1-1-2027	2,000,000	2,093,362
City of Chicago Series A	5.00	1-1-2034	2,500,000	2,702,387
City of Chicago Series A	6.00	1-1-2038	3,500,000	3,723,459
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	675,000	613,477
Cook County School District No. 159 Matteson-Richton Park (AGM Insured)¤	0.00	12-1-2023	615,000	606,279
County of Winnebago Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,058,551
Kane Cook & DuPage Counties School District No. U-46 Elgin Series A	5.00	1-1-2034	1,000,000	1,004,052
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 13

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00%	1-1-2034	$1,700,000	$1,707,729
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,021,687
State of Illinois	5.00	5-1-2025	870,000	878,361
State of Illinois	5.00	11-1-2025	2,000,000	2,064,884
State of Illinois	5.00	2-1-2026	1,000,000	1,036,506
State of Illinois	5.25	7-1-2028	400,000	400,105
State of Illinois	5.50	7-1-2025	1,250,000	1,250,370
State of Illinois	5.50	7-1-2033	1,000,000	1,000,296
State of Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,141,505
State of Illinois Series A	4.00	1-1-2029	1,000,000	1,000,608
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,228,045
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	511,643
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	902,414
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,123,504
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	401,655
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	746,101
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	773,601
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	486,134
				60,968,812
Health revenue: 1.74%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,592,787
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,443,741
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,762,213
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,181,412
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	875,747
				12,855,900
Housing revenue: 2.17%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,028,143
Metropolitan Pier & Exposition Authority (AGM Insured)¤	0.00	6-15-2027	5,150,000	4,451,856
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	750,000	710,055
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,557,723
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	8,254,566
				16,002,343
Miscellaneous revenue: 0.01%
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	95,000	95,012
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.92%
County of Cook Sales Tax Revenue Series A	5.00%	11-15-2037	$1,625,000	$1,747,893
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,515,108
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,533,238
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	990,639
				6,786,878
Transportation revenue: 1.19%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,920,189
Illinois State Toll Highway Authority Series A	5.00	1-1-2043	2,000,000	2,163,654
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,680,151
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,030,000	1,034,748
				8,798,742
Water & sewer revenue: 1.60%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2025	1,985,000	1,997,921
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,087,524
City of Chicago Waterworks Revenue	5.00	11-1-2027	2,250,000	2,353,074
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,041,762
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2026	2,750,000	2,801,356
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	2,500,000	2,520,288
				11,801,925
				130,205,546
Indiana: 0.93%
Education revenue: 0.20%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,509,275
Health revenue: 0.73%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,381,866
				6,891,141
Kansas: 1.36%
Education revenue: 0.62%
PFA University of Kansas	5.00	3-1-2046	4,500,000	4,565,863
Tax revenue: 0.74%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	14,245,000	5,493,389
				10,059,252
Kentucky: 1.92%
Housing revenue: 0.34%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,538,044
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 15

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00%	7-1-2029	$1,400,000	$1,071,941
Utilities revenue: 1.43%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,020,000	8,976,155
Paducah Electric Plant Board Series A (AGM Insured)	5.00	10-1-2035	1,510,000	1,565,172
				10,541,327
				14,151,312
Louisiana: 0.95%
Airport revenue: 0.26%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2040	1,215,000	1,231,557
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	659,273
				1,890,830
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	944,097
Tax revenue: 0.29%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,176,007
Water & sewer revenue: 0.27%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	515,110
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	511,184
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	573,564
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	418,749
				2,018,607
				7,029,541
Maine: 0.02%
Airport revenue: 0.02%
City of Portland General Airport Revenue	5.00	7-1-2023	175,000	175,000
Maryland: 1.84%
Airport revenue: 0.46%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,014,552
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	659,698
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2024	645,000	648,674
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2027	800,000	824,101
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	231,231
				3,378,256
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.73%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75%	8-1-2033	$1,000,000	$1,002,385
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	1,500,000	1,552,769
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A-2øø	6.00	8-1-2048	2,825,000	2,835,851
				5,391,005
Health revenue: 0.65%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,277,151
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	529,141
				4,806,292
				13,575,553
Massachusetts: 1.09%
Airport revenue: 0.29%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,135,096
Health revenue: 0.52%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,032,652
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,803,816
				3,836,468
Tax revenue: 0.28%
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,057,867
				8,029,431
Michigan: 3.29%
Education revenue: 0.05%
Western Michigan University	5.25	11-15-2031	400,000	402,977
Health revenue: 0.14%
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	1,000,000	1,020,349
Miscellaneous revenue: 0.80%
Michigan Finance Authority County of Wayne MI	4.00	11-1-2048	2,000,000	1,894,791
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,005,080
				5,899,871
Water & sewer revenue: 2.30%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	3,560,000	3,716,741
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,088,848
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 17

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00%	7-1-2033	$4,000,000	$4,099,012
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2029	1,000,000	1,014,505
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	4,000,000	4,048,684
				16,967,790
				24,290,987
Minnesota: 0.12%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	691,910
Education revenue: 0.03%
City of Independence Beacon Academy Series A	4.25	7-1-2026	230,000	222,911
				914,821
Mississippi: 0.54%
Miscellaneous revenue: 0.54%
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,154,922
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	835,000	835,922
				3,990,844
Missouri: 0.70%
Miscellaneous revenue: 0.70%
Kansas City IDA City of Kansas City MO Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,139,269
Nebraska: 0.28%
Utilities revenue: 0.28%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	2,080,000	2,080,501
Nevada: 0.86%
GO revenue: 0.80%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,029,631
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	745,565
County of Clark Series A	5.00	5-1-2048	3,000,000	3,157,279
				5,932,475
Industrial development revenue: 0.06%
County of Clark Southern California Edison Co.	2.10	6-1-2031	500,000	417,563
				6,350,038
New Hampshire: 0.81%
Housing revenue: 0.25%
New Hampshire Business Finance Authority Series 1A	4.13	1-20-2034	1,899,439	1,852,538
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.56%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00%	1-1-2026	$1,000,000	$1,019,638
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	873,308
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,219,268
				4,112,214
				5,964,752
New Jersey: 3.62%
Education revenue: 0.32%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	510,599
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	420,000	414,188
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,412,082
				2,336,869
Housing revenue: 2.26%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	214,498
New Jersey EDA New Jersey Transit Corp. Series A	5.25	11-1-2041	2,000,000	2,193,786
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,322,197
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.40	4-1-2026	3,405,000	3,342,829
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,456,105
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,819,247
New Jersey TTFA Series A	4.00	6-15-2042	750,000	724,109
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,093,800
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,513,448
				16,680,019
Tax revenue: 0.74%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,217,012
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	1,912,065
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,331,648
				5,460,725
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,057,603
Water & sewer revenue: 0.16%
New Jersey EDA New Jersey-American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,174,004
				26,709,220
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 19

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 6.14%
Airport revenue: 0.58%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00%	12-1-2033	$1,000,000	$1,098,078
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,185,165
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	984,532
				4,267,775
Education revenue: 1.72%
Hempstead Town Local Development Corp. Series A	4.60	2-1-2051	1,915,000	1,416,039
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	909,056
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,566,905
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,428,186
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,494,602
Monroe County Industrial Development Corp. Monroe Community College Association Inc (AGM Insured)	5.00	1-15-2038	500,000	504,861
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	357,595
				12,677,244
Health revenue: 0.23%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,212,470
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	500,000	476,718
				1,689,188
Industrial development revenue: 0.78%
New York Liberty Development Corp. One Bryant Park LLC	2.80	9-15-2069	1,000,000	910,978
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,664,031
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2031	1,135,000	1,178,960
				5,753,969
Miscellaneous revenue: 0.10%
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,000,000	754,194
Tax revenue: 1.15%
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,520,378
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,488,727
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York State Urban Development Corp. State of New York Personal Income Tax Revenue Series C	4.00%	3-15-2042	$3,000,000	$2,981,344
New York State Urban Development Corp. State of New York Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,489,765
				8,480,214
Transportation revenue: 1.13%
Metropolitan Transportation Authority Series C1	5.00	11-15-2034	3,000,000	3,176,599
Metropolitan Transportation Authority Series C1	5.25	11-15-2030	2,000,000	2,067,431
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	3,000,000	3,099,088
				8,343,118
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C%%	4.00	4-1-2034	750,000	754,838
Water & sewer revenue: 0.35%
New York City Municipal Water Finance Authority New York City Water & Sewer System Series FF	4.00	6-15-2041	2,545,000	2,548,910
				45,269,450
North Carolina: 0.23%
Education revenue: 0.23%
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,661,310
Ohio: 2.54%
Airport revenue: 0.31%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,244,754
Health revenue: 0.96%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,848,146
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,742,044
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	654,522
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,859,457
				7,104,169
Housing revenue: 0.56%
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,105,914
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,019,868
				4,125,782
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 21

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	2.88%	2-1-2026	$2,000,000	$1,888,914
Utilities revenue: 0.45%
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	1,920,000	1,949,313
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,398,619
				3,347,932
				18,711,551
Oklahoma: 1.88%
Airport revenue: 0.82%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,974,780
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,072,660
				6,047,440
Housing revenue: 1.06%
Custer County EDA Custer County Independent School District No. 7 Thomas-Fay-Custer	4.00	12-1-2031	3,250,000	3,374,855
Garfield County Educational Facilities Authority Garfield County Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,985,527
Muskogee Industrial Trust Muskogee County Independent School District No. 20	4.00	9-1-2030	2,000,000	2,001,942
Pontotoc County Educational Facilities Authority Independent School District No. 19	4.00	9-1-2040	500,000	462,294
				7,824,618
				13,872,058
Oregon: 0.39%
Health revenue: 0.39%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	2,750,000	2,875,018
Pennsylvania: 6.54%
Airport revenue: 1.13%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,494,531
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,558,230
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,612,539
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	631,690
				8,296,990
Education revenue: 0.68%
Allegheny County IDA Propel Charter School - Sunrise	5.25	7-15-2023	90,000	90,032
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2023	760,000	760,000
Philadelphia IDA144A%%	5.38	6-15-2038	750,000	746,539
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00%	6-15-2033	$935,000	$960,626
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,490,000	2,466,818
				5,024,015
GO revenue: 0.97%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,018,782
City of Philadelphia Series A	5.25	7-15-2033	1,010,000	1,021,100
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,044,113
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,075,477
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,023,375
				7,182,847
Health revenue: 0.61%
Bucks County IDA	4.00	8-15-2036	900,000	882,591
Bucks County IDA	4.00	8-15-2037	2,285,000	2,209,854
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	447,197
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	1,000,000	958,934
				4,498,576
Housing revenue: 1.17%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,108,818
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,380,000	3,507,872
				8,616,690
Miscellaneous revenue: 1.19%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,565,022
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,540,956
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2036	4,525,000	4,662,158
				8,768,136
Tax revenue: 0.15%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,111,524
Transportation revenue: 0.64%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,506,544
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	981,021
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,041,877
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,170,323
				4,699,765
				48,198,543
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 23

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.09%
Resource recovery revenue: 0.09%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00%	12-6-2029	$115,000	$94,245
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A†	6.00	2-1-2035	1,500,000	600,000
				694,245
Tennessee: 1.60%
Utilities revenue: 1.60%
Tennergy Corp. Series Aøø	4.00	12-1-2051	4,050,000	3,995,799
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,058,696
Tennessee Energy Acquisition Corp. Series A-1øø	5.00	5-1-2053	6,500,000	6,724,499
				11,778,994
Texas: 6.76%
Airport revenue: 0.68%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,497,599
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,532,582
				5,030,181
Education revenue: 1.35%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,242,885
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	236,596
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,012,522
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,005,445
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,530,870
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,265,495
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	624,817
				9,918,630
GO revenue: 1.92%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,461,873
City of Port Isabel144A	5.10	2-15-2049	475,000	481,760
El Paso County Hospital District	5.00	8-15-2029	1,555,000	1,556,621
Temple College	3.00	7-1-2027	400,000	400,595
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,286,947
				14,187,796
Tax revenue: 0.15%
Old Spanish Trail-Alemda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,114,434
Transportation revenue: 0.71%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,044,069
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	551,676
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00%	12-31-2037	$2,500,000	$2,352,635
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC Series A AMT	7.00	12-31-2038	1,300,000	1,305,856
				5,254,236
Utilities revenue: 1.01%
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	7,500,000	7,482,721
Water & sewer revenue: 0.94%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	5,000,000	5,579,348
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	789,401
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	526,335
				6,895,084
				49,883,082
Utah: 1.26%
Airport revenue: 0.28%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	1,000,000	1,036,921
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,044,345
				2,081,266
Education revenue: 0.98%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	380,000	368,028
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,899,194
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,390,396
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,605,190
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	340,000	310,787
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	623,918
				7,197,513
				9,278,779
Virginia: 0.11%
Health revenue: 0.04%
Roanoke EDA Richfield Living Obligated Group Series 2020†	5.00	9-1-2050	500,000	310,998
Transportation revenue: 0.07%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	465,739
				776,737
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 25

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 2.86%
Airport revenue: 1.21%
Port of Seattle AMT	4.00%	4-1-2044	$3,500,000	$3,226,926
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,106,079
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,048,724
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,568,945
				8,950,674
GO revenue: 1.05%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,545,767
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,675,547
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	488,941
				7,710,255
Health revenue: 0.60%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap +1.40%)±	5.41	1-1-2035	2,000,000	2,000,771
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,348,532
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	392,473
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	715,326
				4,457,102
				21,118,031
Wisconsin: 5.32%
Airport revenue: 0.35%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,584,958
Education revenue: 1.22%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,001,175
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	160,000	158,455
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,735,638
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,798,823
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	2,945,814
PFA Pine Lake Preparatory, Inc.144A	4.95	3-1-2030	1,370,000	1,380,702
				9,020,607
Health revenue: 2.26%
PFA WakeMed Obligated Group Series A	4.00	10-1-2049	10,000,000	9,253,552
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	536,652
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	728,495
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,060,330
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	711,969
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	504,250
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00%	2-15-2036	$600,000	$599,421
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	545,584
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,076,120
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	774,638
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	459,860
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	416,584
				16,667,455
Industrial development revenue: 0.20%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,500,197
Miscellaneous revenue: 0.24%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,723,663
Tax revenue: 1.05%
Village of Mount Pleasant Series A	5.00	4-1-2043	5,000,000	5,257,621
Village of Mount Pleasant Series A	5.00	4-1-2048	2,090,000	2,140,535
Village of Mount Pleasant Series A (BAM Insured)	5.00	4-1-2048	330,000	339,400
				7,737,556
				39,234,436
Total municipal obligations (Cost $758,086,482)				727,818,639

		Yield	Shares
Short-term investments: 0.40%
Investment companies: 0.40%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞##		4.07	2,928,536	2,929,122
Total short-term investments (Cost $2,929,122)				2,929,122
Total investments in securities (Cost $761,015,604)	99.07%			730,747,761
Other assets and liabilities, net	0.93			6,878,023
Total net assets	100.00%			$737,625,784

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 27

Portfolio of investments—June 30, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$51,093,636	$95,362,115	$(143,526,592)	$(1,556)	$1,519	$2,929,122	2,928,536	$85,138
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Statement of assets and liabilities—June 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities

Assets
Investments in unaffiliated securities, at value (cost $758,086,482)	$727,818,639
Investments in affiliated securities, at value (cost $2,929,122)	2,929,122
Cash	125,025
Receivable for interest	9,204,545
Receivable for Fund shares sold	1,291,214
Receivable for investments sold	430,000
Receivable from manager	4,835
Prepaid expenses and other assets	197,940
Total assets	742,001,320
Liabilities
Dividends payable	2,481,986
Payable for when-issued transactions	1,861,991
Payable for Fund shares redeemed	31,550
Accrued expenses and other liabilities	9
Total liabilities	4,375,536
Total net assets	$737,625,784
Net assets consist of
Paid-in capital	$789,896,553
Total distributable loss	(52,270,769)
Total net assets	$737,625,784
Computation of net asset value per share
Net assets	$737,625,784
Shares outstanding[1]	66,304,905
Net asset value per share	$11.12

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 29

Statement of operations—six months ended June 30, 2023 (unaudited)
Statement of operations
Investment income
Interest	$13,727,383
Income from affiliated securities	85,138
Total investment income	13,812,521
Expenses
Professional fees	14,033
Registration fees	61,363
Shareholder report expenses	6,998
Trustees’ fees and expenses	12,234
Other fees and expenses	8,518
Total expenses	103,146
Less: Fee waivers and/or expense reimbursements	(103,146)
Net expenses	0
Net investment income	13,812,521
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	19,070
Affiliated securities	(1,556)
Net realized gains on investments	17,514
Net change in unrealized gains (losses) on
Unaffiliated securities	8,196,275
Affiliated securities	1,519
Net change in unrealized gains (losses) on investments	8,197,794
Net realized and unrealized gains (losses) on investments	8,215,308
Net increase in net assets resulting from operations	$22,027,829
The accompanying notes are an integral part of these financial statements.
30 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2023 (unaudited)		Year ended December 31, 2022
Operations
Net investment income		$13,812,521		$25,797,906
Net realized gains (losses) on investments		17,514		(6,796,200)
Net change in unrealized gains (losses) on investments		8,197,794		(93,651,288)
Net increase (decrease) in net assets resulting from operations		22,027,829		(74,649,582)
Distributions to shareholders from
Net investment income and net realized gains		(13,808,327)		(25,799,892)
Capital share transactions	Shares		Shares
Proceeds from shares sold	10,751,987	119,971,923	27,070,768	302,420,197
Reinvestment of distributions	49	546	0	0
Payment for shares redeemed	(7,701,259)	(85,718,672)	(35,345,356)	(395,546,547)
Net increase (decrease) in net assets resulting from capital share transactions		34,253,797		(93,126,350)
Total increase (decrease) in net assets		42,473,299		(193,575,824)
Net assets
Beginning of period		695,152,485		888,728,309
End of period		$737,625,784		$695,152,485
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 31

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2023 (unaudited)	Year ended December 31
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.99	$12.42	$12.47	$12.36	$11.79	$11.91
Net investment income	0.21 [1]	0.39	0.39	0.40	0.41	0.43
Net realized and unrealized gains (losses) on investments	0.13	(1.43)	(0.05)	0.11	0.57	(0.13)
Total from investment operations	0.34	(1.04)	0.34	0.51	0.98	0.30
Distributions to shareholders from
Net investment income	(0.21)	(0.39)	(0.39)	(0.40)	(0.41)	(0.42)
Net asset value, end of period	$11.12	$10.99	$12.42	$12.47	$12.36	$11.79
Total return[2]	3.08%	(8.37)%	2.73%	4.19%	8.42%	2.63%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.03%	0.02%	0.03%	0.02%	0.03%
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	3.75%	3.47%	3.10%	3.23%	3.37%	3.62%
Supplemental data
Portfolio turnover rate	3%	14%	9%	19%	7%	28%
Net assets, end of period (000s omitted)	$737,626	$695,152	$888,728	$868,571	$858,102	$656,446

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
32 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Managed Account  | 33

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2023, the aggregate cost of all investments for federal income tax purposes was $761,203,944 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,784,946
Gross unrealized losses	(34,241,129)
Net unrealized losses	$(30,456,183)
As of December 31, 2022, the Fund had capital loss carryforwards which consist of $12,231,286 in short-term capital losses and $9,786,674 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$727,818,639	$0	$727,818,639
Short-term investments
Investment companies	2,929,122	0	0	2,929,122
Total assets	$2,929,122	$727,818,639	$0	$730,747,761
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
34 | Allspring Managed Account

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $25,730,000, $20,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended June 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2023 were $121,719,423 and $20,879,765, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2023, two unaffiliated shareholders owned in aggregate 53% of the Fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account  | 35

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36 | Allspring Managed Account

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at allspringglobal.com.

Allspring Managed Account  | 37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38 | Allspring Managed Account

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account  | 39

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series M (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees considered that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

40 | Allspring Managed Account

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee and distribution structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement, an amended version of which the Board was being asked to consider and approve at the Meeting. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Allspring Managed Account  | 41

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

42 | Allspring Managed Account

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-07052023-bln5fp78 08-23
SAR4901 06-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 24, 2023

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 24, 2023